Condensed Consolidated Statements of Operations and Comprehensive Loss (Unaudited) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018
Income Statement [Abstract]
Product sales, net	$ 1,918	$ 1,387	$ 1,918	$ 1,387
Type of Revenue [Extensible List]	us-gaap:ProductMember	us-gaap:ProductMember	us-gaap:ProductMember	us-gaap:ProductMember
Costs and operating expenses:
Cost of product sales	$ 614	$ 280	$ 614	$ 280
Type of Cost, Good or Service [Extensible List]	us-gaap:ProductMember	us-gaap:ProductMember	us-gaap:ProductMember	us-gaap:ProductMember
Research and development	$ 28,493	$ 27,731	$ 86,464	$ 187,893
Selling, general and administrative	14,223	7,466	38,687	19,414
Total costs and operating expenses	43,330	35,477	125,765	207,587
Loss from operations	(41,412)	(34,090)	(123,847)	(206,200)
Other income (expense):
Interest income	2,169	2	5,519	2
Interest expense	(660)		(905)
Other income (expense), net	972	933	(1,146)	1,334
Total other income (expense), net	2,481	935	3,468	1,336
Net loss before income tax	(38,931)	(33,155)	(120,379)	(204,864)
Income tax (expense) benefit	2,194	(733)	2,373	(568)
Net loss attributable to ordinary shareholders	(36,737)	(33,888)	(118,006)	(205,432)
Other comprehensive income (loss):
Foreign currency translation adjustment	(613)	(291)	995	1,679
Unrealized gain on marketable securities	178		286
Total other comprehensive income (loss):	(435)	(291)	1,281	1,679
Total comprehensive loss	$ (37,172)	$ (34,179)	$ (116,725)	$ (203,753)
Net loss per share attributable to ordinary shareholders, basic and diluted	$ (0.38)	$ (3.29)	$ (1.29)	$ (20.27)
Weighted average number of ordinary shares outstanding, basic and diluted	97,817,847	10,294,498	91,553,803	10,132,334